Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of aggregate compensation of the members of the Group’s Board of Directors and CEO	The aggregate compensation of the members of the Group’s Board of Directors and to the Chief Executive Officer includes the following:

(In thousands of euros)
COMPENSATION	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Fixed compensation owed	322	471	578
Variable compensation owed	193	282	—
Contributions in-kind	9	32	68
Employer contributions	17	—	—
Attendance fees—Board of Directors	103	375	495
Share-based payments	(217)	6,561	10,517
Departure indemnities	—	1,210	—
Total	427	8,930	11,657